N-2 - USD ($)				3 Months Ended
		Jan. 22, 2025	Jan. 13, 2025	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001300391
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Eaton Vance Enhanced Equity Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder transaction expenses
Sales load paid by you ( as a percentage of offering price )	1.00%	(1)
Offering expenses (as a percentage of offering price)	None	(2)
Dividend reinvestment plan fees	$5.00	(3)
(1)
Represents the estimated commission with respect to the Fund’s Common Shares being sold in this Offering. There is no guarantee that there will be any sales of the Fund’s Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” above. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Fund’s Common Shares at the time of any such sale.

(2)
Eaton Vance will pay the expenses of the Offering (other than the applicable commissions); therefore, Offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this Prospectus Supplement and the accompanying Prospectus and the SAI), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of this Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.

(3)	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

Annual expenses	Percentage of net assets attributable to Common Shares (4)
Investment advisory fee	1.00	% (5)
Other expenses	0.10%

Total annual Fund operating expenses	1.10%

(4)	Stated as a percentage of average net assets attributable to Common Shares for the year ended September 30, 2024.
(5)
The advisory fee paid by the Fund to Eaton Vance is based on the average weekly gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to increase investment leverage in the future, the investment adviser fee will increase as a percentage of net assets. Pursuant to the investment advisory agreement and fee reduction agreement between the Fund and Eaton Vance, the fee is computed at an annual rate of 1.00% of the Fund’s average weekly gross assets and is payable monthly.

Management Fees [Percent]	[4],[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.10%
Total Annual Expenses [Percent]	[4]	1.10%
Expense Example [Table Text Block]
EXAMPLE
The following example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses of 1.10% of net assets attributable to Common Shares in years 1 through 10; (ii) a sales load of 1.00%; (iii) a 5% annual return; and (iv) all distributions are reinvested at NAV:

1 Year	3 Years	5 Years	10 Years
$21	$45	$70	$143

Expense Example, Year 01		$ 21
Expense Example, Years 1 to 3		45
Expense Example, Years 1 to 5		70
Expense Example, Years 1 to 10		$ 143
Purpose of Fee Table , Note [Text Block]		The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The table shows Fund expenses as a percentage of net assets attributable to Common Shares for the year ended September 30, 2024.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Eaton Vance will pay the expenses of the Offering (other than the applicable commissions); therefore, Offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this Prospectus Supplement and the accompanying Prospectus and the SAI), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of this Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.
Management Fee not based on Net Assets, Note [Text Block]		The advisory fee paid by the Fund to Eaton Vance is based on the average weekly gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to increase investment leverage in the future, the investment adviser fee will increase as a percentage of net assets. Pursuant to the investment advisory agreement and fee reduction agreement between the Fund and Eaton Vance, the fee is computed at an annual rate of 1.00% of the Fund’s average weekly gross assets and is payable monthly.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth for the period indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the Fund’s Common Shares were trading as of the same date. NAV is determined no less frequently than daily, generally on each day of the week that the NYSE is open for trading. See “Determination of Net Asset Value” on page 19 of the accompanying SAI for information as to the determination of the Fund’s net asset value.

	Market Price		NAV per Share on Date of Market Price		NAV Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
December 31, 2024	$21.98	$19.62	$21.11	$20.13	4.12%	(2.53)%

Lowest Price or Bid				$ 19.62
Highest Price or Bid				21.98
Lowest Price or Bid, NAV				20.13
Highest Price or Bid, NAV				$ 21.11
Highest Price or Bid, Premium (Discount) to NAV [Percent]				4.12%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(2.53%)
Share Price			$ 20.34
NAV Per Share			$ 20.13
Latest Premium (Discount) to NAV [Percent]			1.04%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Capitalization
We may offer and sell up to 6,116,344 of our Common Shares, $0.01 par value per share, from time to time through the Dealer as sub-placement
agent under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of our Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The table below assumes that we will sell 6,116,344 Common Shares at a price of $20.34 per share (the last reported sales price per share of our Common Shares on the NYSE on January 13, 2025). Actual sales, if any, of our Common Shares under this Prospectus Supplement and the accompanying Prospectus may be greater or less than $20.34 per share, depending on the market price of our Common Shares at the time of any such sale. To the extent that the market price per share of our Common Shares on any given day is less than the net asset value per share on such day, we will instruct the Dealer not to make any sales on such day.
The following table sets forth our capitalization:

•	on a historical basis as of September 30, 2024 (audited); and

•
on a pro forma as adjusted basis to reflect the assumed sale of 6,116,344 Common Shares at $20.34 per share (the last reported sale price for our Common Shares on the NYSE on January 13, 2025), in an offering under this Prospectus Supplement and the accompanying Prospectus, after deducting the assumed commission of $1,244,064 (representing an estimated commission to the Distributor of 1.00% of the gross proceeds of the sale of Common Shares, of which a certain percentage will be paid to the Dealer in connection with sales of Common Shares effected in this Offering).

	As of September 30, 2024 (audited)	Pro Forma (unaudited)
	Actual	As adjusted
Net assets	$818,060,319	$941,222,692
$0.01 par value per share of common shares outstanding	$403,779	$464,942
Additional paid-in capital	$414,198,878	$537,361,251
Distributable earnings	$403,457,662	$403,396,499
Net assets	$818,060,319	$941,222,692
Net asset value per share	$20.26	$20.24
Common shares issued and outstanding	40,377,873	46,494,217

Outstanding Securities [Table Text Block]
The following table provides information about our outstanding Common Shares as of January 13, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	40,775,628

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of net assets attributable to Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			40,775,628

[1]	Represents the estimated commission with respect to the Fund’s Common Shares being sold in this Offering. There is no guarantee that there will be any sales of the Fund’s Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” above. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Fund’s Common Shares at the time of any such sale.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	Eaton Vance will pay the expenses of the Offering (other than the applicable commissions); therefore, Offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this Prospectus Supplement and the accompanying Prospectus and the SAI), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of this Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.
[4]	Stated as a percentage of average net assets attributable to Common Shares for the year ended September 30, 2024.
[5]	The advisory fee paid by the Fund to Eaton Vance is based on the average weekly gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to increase investment leverage in the future, the investment adviser fee will increase as a percentage of net assets. Pursuant to the investment advisory agreement and fee reduction agreement between the Fund and Eaton Vance, the fee is computed at an annual rate of 1.00% of the Fund’s average weekly gross assets and is payable monthly.